INCOME TAXES - Reconciliation of Total Unrecognized Tax Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of year	$ 1,028	$ 614
Increase related to current year tax provisions	1,099	414
Unrecognized tax benefits, end of year	2,127	$ 1,028
Accrued interest or penalties related to uncertain tax positions	$ 0